BORROWINGS AND LINES OF CREDIT - Long-term Debt (Q3) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, gross	$ 12,059	$ 319
Other (discounts and debt issuance costs)	(85)	0
Total debt	11,974	319
Current portion of long-term debt	223	237
Long-term debt	$ 11,751	82
Term Loan
Debt Instrument [Line Items]
Interest Rate	1.275%
Long-term debt, gross	$ 1,750	0
Other Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 309	319
London Interbank Offered Rate (LIBOR) | Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate	1.125%
1.923% Notes due February 15, 2023 | Unsecured Debt
Debt Instrument [Line Items]
Interest Rate	1.923%
Long-term debt, gross	$ 500	0
2.242% Notes due February 15, 2025 | Unsecured Debt
Debt Instrument [Line Items]
Interest Rate	2.242%
Long-term debt, gross	$ 2,000	0
2.493% Notes due February 15, 2027 | Unsecured Debt
Debt Instrument [Line Items]
Interest Rate	2.493%
Long-term debt, gross	$ 1,250	0
2.722% Notes due February 15, 2030 | Unsecured Debt
Debt Instrument [Line Items]
Interest Rate	2.722%
Long-term debt, gross	$ 2,000	0
2.700% Notes due February 15, 2031 | Unsecured Debt
Debt Instrument [Line Items]
Interest Rate	2.70%
Long-term debt, gross	$ 750	0
3.377% Notes due April 5, 2040 | Unsecured Debt
Debt Instrument [Line Items]
Interest Rate	3.377%
Long-term debt, gross	$ 1,500	0
3.577% Notes due April 5, 2050 | Unsecured Debt
Debt Instrument [Line Items]
Interest Rate	3.577%
Long-term debt, gross	$ 2,000	$ 0